LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE (Tables) - Loan recognized as a result of payment under the guarantee	12 Months Ended
Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of loan recognized as a result of payment under the guarantee

	December 31,	December 31,
	2018	2019
	RMB	RMB
Loan recognized as a result of payment under the guarantee	810,327	2,343,586
Less: allowance for doubtful accounts	(256,639)	(763,122)
	553,688	1,580,464

Schedule of allowance for doubtful accounts

	2017	2018	2019
	RMB	RMB	RMB
Beginning of the year	(7,222)	(189,305)	(256,639)
Addition	(184,586)	(257,953)	(398,167)
Provision for credit losses (i)	(36,474)	(37,961)	(255,105)
Write-off	15,606	37,757	—
Bought out by certain non-bank financing institutions without recourse	—	85,560	—
Payments from the borrowers or other recoveries	23,371	105,263	146,789
Ending of the year	(189,305)	(256,639)	(763,122)
(i)

Due to the impact of a series of regulations governing lending and debt collection promulgated by relevant authorities in the fourth quarter of 2019, the performance of the loan recognized as a result of payment under the guarantee has been adversely affected, and significant provision for additional credit losses was incurred in the fourth quarter of 2019, taking into the consideration of credit grades, vehicle collateral repossession and residual value of vehicle collateral.

Schedule of balance of loan recognized as result of payment under the guarantee by grade of monitored credit risk quality indicator

	December 31, 2018	December 31, 2019
	RMB	RMB
Normal	286,644	807,023
Attention	229,474	1,156,067
Secondary	294,209	380,496
	810,327	2,343,586